UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 15, 2001.


Report for the Calendar Year or Quarter Ended: __12/29/00_____

Check here if Amendment [x]; Amendment Number: __1___
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __08/03/01__
 [Signature]               [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______9_______

Form 13F Information Table Entry Total: _____42_____

Form 13F Information Table Value Total: $___272,455___
                                         (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.
   9                                CIBC Oppenheimer Advisors LLC


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 12/29/00
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)         (ITEM 7)     (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________           ________________
                               TITLE                FAIR     SHARES OR                    SHARED                (SHARES)
                                OF                 MARKET    PRINCIPAL       SOLE  SHARED  OTHER          SOLE   SHARED    NONE
NAME OF ISSUES                 CLASS    CUSIP NO     VALUE    AMOUNT          (A)    (B)   (C)  MANAGER   (A)      (B)     (C)
_________________             _____    ________    ______    _________        ___    ___   ___  _______   ___      ___      ___

AETHER SYS INC                  SUB NT 00808VAA3   4,414,370  7,531,000  7,531,000                        7,531,000
ALEXION PHARMACEUTICALS INC     SB NT  015351AB5   8,143,500 10,000,000 10,000,000                       10,000,000
AMERICAN TOWER CORP             NT CV  029912AB8  15,230,025  8,945,000  8,945,000                        8,945,000
AMERICAN TOWER CORP             NT CON 029912AF9  14,085,300 15,000,000 15,000,000                       15,000,000
AVATAR HLDGS INC                SUB NT 053494AD2  14,804,773 15,762,000 15,762,000                       15,762,000
BANK ONE CORP                   COM    06423A103      36,625      1,000      1,000                            1,000
CELLSTAR CORP                   SUB NT 150925AC9     656,757  2,098,000  2,098,000                        2,098,000
CELESTICA INC                   LYON   15101QAA6   6,534,750 15,000,000 15,000,000                       15,000,000
CHARTER COMMUNICATIONS INC DEL  SB NT  16117MAA5   5,581,820  4,575,000  4,575,000                        4,575,000
COMVERSE TECHNOLOGY INC         SR DEB 205862AH8   7,704,728  6,885,000  6,885,000                        6,885,000
COR THERAPEUTICS INC            SUB NT 217753AD4   1,137,287    935,000    935,000                          935,000
CRITICAL PATH INC               SB NT  22674VAB6   7,579,796 11,103,000 11,103,000                       11,103,000
CYPRESS SEMICONDUCTOR CORP      SB NT  232806AF6   4,225,200  6,000,000  6,000,000                        6,000,000
DEVON ENERGY CORP NEW           SRDBCV 25179MAC7   6,093,500 12,500,000 12,500,000                       12,500,000
ECHOSTAR COMMUNICATIONS NEW     CL A   278762109     114,478      5,032      5,032                            5,032
GETTY IMAGES INC                SUB NT 374276AE3   6,848,576  8,740,000  8,740,000                        8,740,000
IMCLONE SYS INC                 SUB NT 45245WAD1   8,031,082  8,045,000  8,045,000                        8,045,000
INHALE THERAPEUTIC SYS INC      SUB NT 457191AF1  14,025,082  9,750,000  9,750,000                        9,750,000
INHALE THERAPEUTIC SYS INC      SUB NT 457191AG9   5,679,727  5,040,000  5,040,000                        5,040,000
INTERNATIONAL RECTIFIER CORP    SUB NT 460254AD7   8,583,851 12,695,000 12,695,000                       12,695,000
JUNIPER NETWORKS INC            SB NT  48203RAA2  16,598,097 16,160,000 16,160,000                       16,160,000
KERR MCGEE CORP                 SB DB  492386AP2   3,158,450  2,500,000  2,500,000                        2,500,000
LSI LOGIC CORP                  SUB NT 502161AE2   3,586,050  5,000,000  5,000,000                        5,000,000
LATTICE SEMICONDUCTOR CORP      SUB NT 518415AC8   3,792,565  3,500,000  3,500,000                        3,500,000
ONI SYSTEMS CORP                SUB NT 68273FAA1   4,247,434  6,200,000  6,200,000                        6,200,000
PROTEIN DESIGN LABS INC         SUB NT 74369LAB9  11,151,873  8,458,000  8,458,000                        8,458,000
PROVIDIAN FINL CORP             SR NT  74406AAA0   2,939,224  2,870,000  2,870,000                        2,870,000
RATIONAL SOFTWARE CORP          SUB NT 75409PAC7   6,475,950  5,000,000  5,000,000                        5,000,000
REDBACK NETWORKS INC            SB NT  757209AB7   4,776,491  8,752,000  8,752,000                        8,752,000
SCI SYS INC                     SUB NT 783890AF3     799,270  1,000,000  1,000,000                        1,000,000
SANMINA CORP                    SD CV  800907AC1   9,315,883 24,520,000 24,520,000                       24,520,000
SEMTECH CORP                    SUB NT 816850AD3  12,614,990 16,792,000 16,792,000                       16,792,000
SEPRACOR INC                    SB DEB 817315AL8   6,519,504  6,225,000  6,225,000                        6,225,000
SOLECTRON CORP                  LYON Z 834182AL1   4,364,580  8,500,000  8,500,000                        8,500,000
STMICROELECTRONICS N V          SUB LY 861012AB8  12,197,500 10,000,000 10,000,000                       10,000,000
STMICROELECTRONICS N V          SR CV  861012AC6   3,312,150  5,000,000  5,000,000                        5,000,000
TERAYON COMMUNICATION SYS       SB NT  880775AA9   1,401,345  5,500,000  5,500,000                        5,500,000
TRANSWITCH CORP                 NT CV  894065AA9   8,660,317  9,850,000  9,850,000                        9,850,000
TRIQUINT SEMICONDUCTOR INC      SUB NT 89674KAB9   6,191,293  7,079,000  7,079,000                        7,079,000
USINTERNETWORKING INC           SUB NT 917311AH5     341,685    650,000    650,000                          650,000
VERTEX PHARMACEUTICALS INC      SB NT  92532FAC4   6,859,230  7,000,000  7,000,000                        7,000,000
VITESSE SEMICONDUCTOR CORP      SB DEB 928497AB2   3,640,320  4,500,000  4,500,000                        4,500,000
                                 PAGE TOTAL      272,455,428
                                GRAND TOTAL      272,455,428
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